Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

6.      Leases

The Company’s operating leases primarily consisted of real estate property for office and warehouse space, with various terms extending through 2040. The Company had finance leases related to an office, facility and computer equipment. The Company did not sublease any properties.

The Company leased office space from a related party, Penut Productions, LLC (“Penut”), a wholly owned subsidiary of The Magpuri Revocable Trust, under a series of long-term lease agreements. Rental amounts are due monthly, and the Company is responsible for taxes, insurance, and maintenance on the leased locations.

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. Prior to deconsolidation, FCG was the lessee for all leases, and the consolidated balance sheets therefore do not include any right-of-use assets or lease liabilities as of December 31, 2023. Additionally, the consolidated statement of operations and comprehensive loss therefore includes approximately seven months of activity related to FCG prior to deconsolidation in the year ended December 31, 2023. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation.

The following table presents the amounts of ROU assets and lease liabilities as of December 31, 2023 and 2022:

	As of December 31, 2023			As of December 31, 2022
	Related party	Other	Total	Related party	Other	Total
Right-of-use assets:
Operating	$—	$—	$—	$709	$294	$1,003
Finance	—	—	—	570	12	582
Total right-of-use assets	$—	$—	$—	$1,279	$306	$1,585

Lease liabilities
Current:
Operating(1)	$—	$—	$—	$35	$121	$156
Finance(2)	—	—	—	88	5	93
Total current	—	—	—	123	126	249
Non-current:
Operating	—	—	—	675	174	849
Finance(3)	—	—	—	1,001	5	1,006
Total non-current	—	—	—	1,676	179	1,855
Total lease liabilities	$—	$—	$—	$1,799	$305	$2,104

(1)      Included in Accrued expenses and other current liabilities

(2)      Included in current portion of Long-term debt

(3)      Included in the Long-term debt

Finance lease assets were reported net of accumulated amortization of $0 and $154 thousand as of December 31, 2023 and 2022 respectively.

The components of lease expense in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
	Related party	Other	Total	Related Party	Other	Total
Operating lease expense	$47	$191	$238	$81	$86	$167
Finance lease expense:
Amortization of leased assets	39	9	48	61	28	89
Interest on lease liabilities	40	1	41	72	2	74
Total lease expense	$126	$201	$327	$214	$116	$330

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$260	$162
Operating cash outflows from finance leases	41	74
Financing cash outflows from finance leases	65	111
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	514	344
Finance leases	35	—

In determining the discount rate applied, the Company considered several factors. For certain leases, the Company determined that the discount rate implied in the lease was determinable and was closely aligned with the lessors third party borrowing rate based on the payment terms of the lease which was designed for the lease payments to cover the property owners financing and related costs.

The weighted-average remaining lease terms and discount rates as of December 31, 2023 and 2022, are as follows:

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease term (Years)
Operating leases	—	10
Finance leases	—	13.6
Weighted-average discount rate
Operating leases	—	6.90%
Finance leases	—	6.39%